Fair Value Measurements (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Derivative Instrument, Shares of Common Stock Held (in shares) | shares	252,011
Derivative Instrument, Common Shares Held, Per Share (in dollars per share) | $ / shares	$ 29.55
Measurement Input, Long-term Revenue Growth Rate [Member] | Minimum [Member]
Estimated fair value consideration percentage	11
Measurement Input, Long-term Revenue Growth Rate [Member] | Maximum [Member]
Estimated fair value consideration percentage	13
Measurement Input, Discount Rate [Member] | Minimum [Member]
Estimated fair value consideration percentage	11
Measurement Input, Discount Rate [Member] | Maximum [Member]
Estimated fair value consideration percentage	13
General and Administrative Expense [Member]
Derivative, Gain on Derivatives | $	$ 2.9	$ 3.4	$ 4.0